segment information - Operating revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Operating revenues
Revenues arising from contracts with customers	$ 3,587	$ 3,440	$ 7,076	$ 6,791
Other operating income	10	13	27	39
Total	3,597	3,453	7,103	6,830
EBITDA	1,373	1,251	2,752	2,520	$ 5,336	$ 5,104
Wireless
Operating revenues
Revenues arising from contracts with customers	1,978	1,921	3,897	3,804
Other operating income	5	8	10	15
Total external revenues	1,983	1,929	3,907	3,819
Intersegment revenues	14	12	27	23
Total	1,997	1,941	3,934	3,842
Pro forma EBITDA reported to chief operating decision-maker	919	872	1,827	1,736
Retrospective IFRS 16 simulation		(28)		(56)
EBITDA	919	844	1,827	1,680
CAPEX, excluding spectrum licences	223	243	400	425
Wireless | Service
Operating revenues
Revenues arising from contracts with customers	1,534	1,503	3,034	2,982
Wireless | Equipment
Operating revenues
Revenues arising from contracts with customers	444	418	863	822
Wireline
Operating revenues
Revenues arising from contracts with customers	1,609	1,519	3,179	2,987
Other operating income	5	5	17	24
Total external revenues	1,614	1,524	3,196	3,011
Intersegment revenues	60	50	116	102
Total	1,674	1,574	3,312	3,113
Pro forma EBITDA reported to chief operating decision-maker	454	433	925	891
Retrospective IFRS 16 simulation		(26)		(51)
EBITDA	454	407	925	840
CAPEX, excluding spectrum licences	547	548	1,016	1,016
Wireline | Service
Operating revenues
Revenues arising from contracts with customers	1,552	1,450	3,072	2,857
Wireline | Equipment
Operating revenues
Revenues arising from contracts with customers	57	69	107	130
Consolidated
Operating revenues
Revenues arising from contracts with customers	3,587	3,440	7,076	6,791
Other operating income	10	13	27	39
Total external revenues	3,597	3,453	7,103	6,830
Total	3,597	3,453	7,103	6,830
Pro forma EBITDA reported to chief operating decision-maker	1,373	1,305	2,752	2,627
Retrospective IFRS 16 simulation		(54)		(107)
EBITDA	1,373	1,251	2,752	2,520
CAPEX, excluding spectrum licences	770	791	1,416	1,441
Consolidated | Service
Operating revenues
Revenues arising from contracts with customers	3,086	2,953	6,106	5,839
Consolidated | Equipment
Operating revenues
Revenues arising from contracts with customers	501	487	970	952
Eliminations
Operating revenues
Intersegment revenues	(74)	(62)	(143)	(125)
Total	$ (74)	$ (62)	$ (143)	$ (125)